Stock-Based Compensation - Non-Qualified Stock Options (Details) - NQSOs - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock-Based Compensation
Shares granted during the period (in shares)	0	0	0
Maximum contractual term for outstanding options (in years)	10 years
NQSO activity and changes
Outstanding at the beginning of the period (in shares)	279,934
Forfeited (in shares)	(8,254)
Exercised (in shares)	(137,282)
Outstanding at the end of the period (in shares)	134,398	279,934
Exercisable at the end of the period (in shares)	134,398
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in usd per share)	$ 25.04
Forfeited (in usd per share)	26.76
Exercised (in usd per share)	24.67
Outstanding (in usd per share)	25.31	$ 25.04
Exercisable (in usd per share)	$ 25.31
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Weighted Average Remaining Contractual Term, Outstanding (in years)	1 year	2 years
Weighted Average Remaining Contractual Term, Exercisable (in years)	1 year
Aggregate Intrinsic Value	$ 2	$ 4
Aggregate Intrinsic Value, Exercisable	$ 2